Lease Payment As an Operating Lessee(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of quantitative information about leases for lessee [abstract]
Minimum lease payment	₩ 221,305
Sublease payment	(1,804)
Lease payment reflected in profit or loss	₩ 219,501